Other Payables and Accruals (Details) $ in Thousands	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($) item
Other Payables and Accruals
Unearned revenue	$ 59,612	$ 48,183
Accrued off-hire	5,886	6,968
Accrued purchases	9,867	9,759
Accrued interest	33,600	36,746
Other accruals	34,092	34,586
Total	$ 143,057	$ 136,242
Unearned revenue, number of vessels | item	29	22